12. Exploration costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Total all locations	$ 397	$ 1,066	$ 1,342	$ 4,293
United States [Member]
Total all locations	347	781	923	3,121
Mongolia [Member]
Total all locations	58	269	340	1,074
Other [Member]
Total all locations	$ (8)	$ 16	$ 79	$ 98